Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
Earnings per share

			Cents per share
Per ordinary share	2017	2016	2015
Basic earnings per share	17.20	0.61	(35.39)
Diluted earnings per share	17.10	0.60	(35.39)

		Dollars per share
Per American Depositary Share (ADS)	2017	2016	2015
Basic earnings per share	1.03	0.04	(2.12)
Diluted earnings per share	1.03	0.04	(2.12)

Basic earnings per ordinary share amounts are calculated by dividing the profit (loss) for the year attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.
The average number of shares outstanding includes certain shares that will be issuable in the future under employee share-based payment plans and excludes treasury shares, which includes shares held by the Employee Share Ownership Plan trusts (ESOPs).
For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment plans. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share. A dilutive effect relating to potentially issuable shares has not been included, therefore, in the calculation of diluted earnings per share for 2015.

			$ million
	2017	2016	2015
Profit (loss) attributable to BP shareholders	3,389	115	(6,482)
Less: dividend requirements on preference shares	1	1	2
Profit (loss) for the year attributable to BP ordinary shareholders	3,388	114	(6,484)

			Shares thousand
	2017	2016	2015
Basic weighted average number of ordinary shares	19,692,613	18,744,800	18,323,646
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	123,829	110,519	—
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	19,816,442	18,855,319	18,323,646

			Shares thousand
	2017	2016	2015
Basic weighted average number of ordinary shares - ADS equivalent	3,282,102	3,124,133	3,053,941
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	20,638	18,420	—
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,302,740	3,142,553	3,053,941

9. Earnings per share – continued
The number of ordinary shares outstanding at 31 December 2017, excluding treasury shares, and including certain shares that will be issuable in the future under employee share-based payment plans was 19,817,325,868. Between 31 December 2017 and 8 March 2018, the latest practicable date before the completion of these financial statements, there was a net increase of 61,262,729 in the number of ordinary shares outstanding as a result of share issues in relation to employee share-based payment plans.
Employee share-based payment plans
The group operates share and share option plans for directors and certain employees to obtain ordinary shares and ADSs in the company. Information on these plans for directors is shown in the Directors remuneration report on pages 90-112.
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2017		2016
	Number of optionsab thousand	Weighted average exercise price $	Number of optionsab thousand	Weighted average exercise price $
Outstanding	22,399	4.34	26,284	3.85
Exercisable	1,112	4.46	498	4.59
Dilutive effect	5,145	n/a	3,380	n/a

[a]	Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).

[b]	At 31 December 2017 the quoted market price of one BP ordinary share was £5.23 (2016 £5.10).
In addition, the group operates a number of equity-settled employee share plans under which share units are granted to the group’s senior leaders and certain other employees. These plans typically have a three-year performance or restricted period during which the units accrue net notional dividends which are treated as having been reinvested. Leaving employment will normally preclude the conversion of units into shares, but special arrangements apply for participants that leave for qualifying reasons. The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2017	2016
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	101,550	92,529
1 to 2 years	108,373	94,760
2 to 3 years	85,878	102,342
3 to 4 years	413	680
Over 4 years	166	319
	296,380	290,630
Dilutive effect	126,122	113,012

[a]	Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
There has been a net decrease of 34,787,890 in the number of potential ordinary shares relating to employee share-based payment plans between 31 December 2017 and 8 March 2018.